COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended	9 Months Ended			12 Months Ended
	Oct. 23, 2023	Oct. 02, 2023	Aug. 31, 2023	Aug. 10, 2023	Aug. 06, 2023	Apr. 04, 2022	Nov. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Nov. 14, 2022
Product Liability Contingency [Line Items]
Common stock, par value									$ 0.0001			$ 0.0001
Number of shares issued value											$ 103,985,045
Gross proceeds											$ 25,000
Sponsor [Member] | Promissory Note [Member]
Product Liability Contingency [Line Items]
Debt Instrument, Face Amount													$ 575,000
Common Class A [Member]
Product Liability Contingency [Line Items]
Common stock, par value											$ 0.0001	$ 0.0001
Common Class A [Member] | Common Stock [Member]
Product Liability Contingency [Line Items]
Number of shares issued											11,615,000
Number of shares issued value											$ 1,161
Jet Ai Inc [Member]
Product Liability Contingency [Line Items]
Operating lease expense									$ 871,409	$ 548,049
Weighted average remaining lease term									3 years 3 months 18 days
Weighted average discount rate									3.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 11.50
Common stock, par value				$ 0.0001
Prepayment fee					$ 625,000
Share price									$ 4.61			$ 17.47
Number of shares issued value								$ 801,963	$ 1,512,260	2,451,079
Settlement price per share									$ 2.00
Gross proceeds									$ 1,607,450	$ 2,451,079
Jet Ai Inc [Member] | Common Stock [Member]
Product Liability Contingency [Line Items]
Number of shares issued								33,610	65,960	101,989
Common stock, par value				$ 0.0001
Number of shares issued value								$ 3	$ 7	$ 10
Lease Agreement [Member] | Jet Ai Inc [Member]
Product Liability Contingency [Line Items]
Liquidity reserve						$ 500,000	$ 500,000
Arrangement fee							70,500
Lease Agreement [Member] | Jet Ai Inc [Member] | Maintenance [Member]
Product Liability Contingency [Line Items]
Liquidity reserve						$ 690,000	$ 690,000
Share Purchase Agreement [Member] | Jet Ai Inc [Member]
Product Liability Contingency [Line Items]
Number of shares issued									40,000,000
Commitment fee									$ 800,000
Purchase of warrants									2,179,447
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 8.60
Warrants and rights outstanding term									3 years
Registration Rights Agreement [Member] | Jet Ai Inc [Member] | Subsequent Event [Member]
Product Liability Contingency [Line Items]
Debt instrument periodic payment	$ 10,000
Debt instrument fee amount	$ 300,000
Warrant Amendment Agreement [Member] | Jet Ai Inc [Member] | Subsequent Event [Member]
Product Liability Contingency [Line Items]
Common stock, par value	$ 0.0001
Warrant Amedment Agreement [Member] | Jet Ai Inc [Member] | Subsequent Event [Member]
Product Liability Contingency [Line Items]
Ownership percentage	4.99%
Forward Purchase Agreement [Member] | Jet Ai Inc [Member]
Product Liability Contingency [Line Items]
Number of shares issued					663,556
Number of shares issued					1,186,952
Prepayment fee					$ 1,250,000
Share price					$ 6.00
Seller ownership to outstanding common stock					100.00%
Proceeds from sales of future shortfall paid to counterparty, percentage					100.00%
Purchase of shares					50,000
Number of shares as per agreement					861,312
Purchase of shares					613,556
Purchase of shares					247,756
Business combination					$ 7,400,000
Number of shares issued value					$ 6,805,651
Reduction in remaining number of recycled shares			296,518
Increase in number of shares issued			994,645
Equity-linked financial instrument classified									$ 250,000
Forward Purchase Agreement [Member] | Jet Ai Inc [Member] | Common Stock [Member]
Product Liability Contingency [Line Items]
Number of shares issued			275,000
Forward Purchase Agreement [Member] | Jet Ai Inc [Member] | Oxbridge Shares [Member]
Product Liability Contingency [Line Items]
Ownership percentage					9.90%
Forward Purchase Agreement [Member] | Jet Ai Inc [Member] | Common Class A [Member]
Product Liability Contingency [Line Items]
Common stock, par value					$ 0.0001
Forward Purchase Agreement [Member] | Jet Ai Inc [Member] | Subsequent Event [Member]
Product Liability Contingency [Line Items]
Reduction in remaining number of recycled shares		296,518
Increase in number of shares issued		994,645
Forward Purchase Agreement [Member] | Jet Ai Inc [Member] | Subsequent Event [Member] | Common Stock [Member]
Product Liability Contingency [Line Items]
Number of shares issued		275,000
F P A Funding Amount P I P E Subscription Agreement [Member] | Jet Ai Inc [Member]
Product Liability Contingency [Line Items]
Number of shares issued					247,756
share price per share					$ 10.00
Number of shares issued			548,127
F P A Funding Amount P I P E Subscription Agreement [Member] | Jet Ai Inc [Member] | Subsequent Event [Member]
Product Liability Contingency [Line Items]
Number of shares issued		548,127
Amendment Forward Purchase Agreement [Member] | Jet Ai Inc [Member]
Product Liability Contingency [Line Items]
Future shortfall amount			$ 550,000
Reduction in prepayment shortfall			$ 1,175,000
Amendment Forward Purchase Agreement [Member] | Jet Ai Inc [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Seller ownership to outstanding common stock									9.90%
Amendment Forward Purchase Agreement [Member] | Jet Ai Inc [Member] | Subsequent Event [Member]
Product Liability Contingency [Line Items]
Future shortfall amount		$ 550,000
Reduction in prepayment shortfall		$ 1,175,000
FPA Funding Amount PIPE Subscription Agreements [Member] | Jet Ai Inc [Member]
Product Liability Contingency [Line Items]
Number of shares issued					1,186,952
Maxim Settlement Agreement [Member] | Jet Ai Inc [Member]
Product Liability Contingency [Line Items]
Number of shares issued				270,000
Gross proceeds				$ 10,000,000.0
Percentage of proceeds used for redeem of preferred shares				15.00%
Maxim Settlement Agreement [Member] | Jet Ai Inc [Member] | Series A Preferred Stock [Member]
Product Liability Contingency [Line Items]
Number of shares issued				1,127
Number of shares issued value				$ 1,127,000
Sponsor Settlement Agreement [Member] | Jet Ai Inc [Member] | Sponsor [Member]
Product Liability Contingency [Line Items]
Gross proceeds				$ 10,000,000.0
Percentage of proceeds used for redeem of preferred shares				15.00%
Sponsor Settlement Agreement [Member] | Jet Ai Inc [Member] | Sponsor [Member] | Promissory Note [Member]
Product Liability Contingency [Line Items]
Debt Instrument, Face Amount													$ 575,000
Sponsor Settlement Agreement [Member] | Jet Ai Inc [Member] | Series A 1 Preferred Stock [Member]
Product Liability Contingency [Line Items]
Number of shares issued				575